EMPLOYEE BENEFIT PLANS - Sensitivity Analysis - Colombia (Details) - Colombia - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefit plans
Discount rate Value	5.70%	6.90%
Salary rate Value	5.95%	5.70%
Projected inflation	3.45%	3.40%
Rate of pension increase	3.45%	3.40%
Discount rate [Member] | Other long term benefits [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (14,685)
Effect on DBO Decrease	$ 15,743
Discount rate [Member] | Other long term benefits [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Discount rate Value	6.20%
Discount rate [Member] | Other long term benefits [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Discount rate Value	5.20%
Salary Level [Member] | Other long term benefits [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 15,612
Effect on DBO Decrease	$ (14,708)
Salary Level [Member] | Other long term benefits [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Salary rate Value	6.45%
Salary Level [Member] | Other long term benefits [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Salary rate Value	5.45%